PROPOSED PUBLIC OFFERING (Details) - $ / shares	2 Months Ended	7 Months Ended
	May 21, 2025	Sep. 30, 2025
Public Warrants
INITIAL PUBLIC OFFERING
Newly Issued Price	$ 9.2	$ 9.2
Number of warrants in a unit	0.33	0.33
Exercise price	$ 11.5	$ 11.5
Class A ordinary shares
INITIAL PUBLIC OFFERING
Number of shares in a unit	1	1
Number of shares called by each warrant	1
Class A ordinary shares | Public Warrants
INITIAL PUBLIC OFFERING
Number of shares called by each warrant		1
Exercise price	$ 11.5	$ 11.5
IPO including over-allotment | Class A ordinary shares
INITIAL PUBLIC OFFERING
Maximum number of units available	23,000,000
Initial Public Offering | Class A ordinary shares
INITIAL PUBLIC OFFERING
Maximum number of units available	20,000,000
Newly Issued Price	$ 10